Cash flow statement - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net profit	kr 83,683	kr 55,525	kr 47,757
Adjustment of non-cash items:
Income taxes in the income statement	20,991	13,537	11,323
Depreciation, amortisation and impairment losses	9,413	7,362	6,025
Other non-cash items	32,382	22,310	13,416
Change in working capital	(12,245)	(5,336)	(9,063)
Interest received	1,072	276	241
Interest paid	(491)	(272)	(261)
Income taxes paid	(25,897)	(14,515)	(14,438)
Net cash generated from operating activities	108,908	78,887	55,000
Purchase of intangible assets	(13,090)	(2,607)	(1,050)
Purchase of property, plant and equipment	(25,806)	(12,146)	(6,335)
Cash used for acquisition of businesses	0	(7,075)	(18,283)
Proceeds from other financial assets	33	0	0
Purchase of other financial assets	(271)	(169)	(4)
Purchase of marketable securities	(13,018)	(9,566)	(7,109)
Sale of marketable securities	8,260	6,645	1,172
Dividend received from associated companies	0	0	4
Net cash used in investing activities	(43,892)	(24,918)	(31,605)
Purchase of treasury shares	(29,924)	(24,086)	(19,447)
Dividends paid	(31,767)	(25,303)	(21,517)
Proceeds from borrowings	0	11,215	22,160
Repayment of borrowings	(1,467)	(13,623)	(6,689)
Net cash used in financing activities	(63,158)	(51,797)	(25,493)
Net cash generated from activities	1,858	2,172	(2,098)
Cash and cash equivalents at the beginning of the year	12,653	10,719	12,226
Exchange gains/(losses) on cash and cash equivalents	(119)	(238)	591
Cash and cash equivalents at the end of the year	kr 14,392	kr 12,653	kr 10,719